Significant Accounting Policies - Schedule of Depreciates Property, Plant, and Equipment using the Straight-Line Method (Details)	Jun. 30, 2025
Buildings [Member] | Minimum [Member]
Schedule of Depreciates Property, Plant, and Equipment using the Straight-Line Method [Line Items]
Property, plant, and equipment using the straight-line method	20 years
Buildings [Member] | Maximum [Member]
Schedule of Depreciates Property, Plant, and Equipment using the Straight-Line Method [Line Items]
Property, plant, and equipment using the straight-line method	50 years
Leasehold improvements [Member]
Schedule of Depreciates Property, Plant, and Equipment using the Straight-Line Method [Line Items]
Property, plant, and equipment using the straight-line method	5 years
Plant and machinery [Member] | Minimum [Member]
Schedule of Depreciates Property, Plant, and Equipment using the Straight-Line Method [Line Items]
Property, plant, and equipment using the straight-line method	5 years
Plant and machinery [Member] | Maximum [Member]
Schedule of Depreciates Property, Plant, and Equipment using the Straight-Line Method [Line Items]
Property, plant, and equipment using the straight-line method	20 years
Motor Vehicles [Member] | Minimum [Member]
Schedule of Depreciates Property, Plant, and Equipment using the Straight-Line Method [Line Items]
Property, plant, and equipment using the straight-line method	5 years
Motor Vehicles [Member] | Maximum [Member]
Schedule of Depreciates Property, Plant, and Equipment using the Straight-Line Method [Line Items]
Property, plant, and equipment using the straight-line method	15 years
Office equipment [Member] | Minimum [Member]
Schedule of Depreciates Property, Plant, and Equipment using the Straight-Line Method [Line Items]
Property, plant, and equipment using the straight-line method	1 year
Office equipment [Member] | Maximum [Member]
Schedule of Depreciates Property, Plant, and Equipment using the Straight-Line Method [Line Items]
Property, plant, and equipment using the straight-line method	10 years